SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		¥ (2)	¥ (3)
Depreciation of right of use assets	(49)	(356)	(354)
Other income			500
Fair value loss on financial instruments, net	531	3,862	(86)
Finance costs	(4)	(30)	(44)
Finance income	6	42	3
Loss for the period from continuing operations	(17)	(122)	(4,506)
Total assets	36,349			¥ 264,159	¥ 253,807
Total liabilities	23,095			167,838	177,812
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		(2)	(2)
Depreciation of right of use assets
Other income			500
Fair value loss on financial instruments, net
Finance costs		(1)	(1)
Finance income		2
Loss for the period from continuing operations	(75)	(548)	(73)
Total assets	35,542			258,295	252,133
Total liabilities	21,224			154,240	159,285
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment			(1)
Depreciation of right of use assets	(49)	(356)	(354)
Other income
Fair value loss on financial instruments, net	531	3,862	(86)
Finance costs	(4)	(29)	(43)
Finance income	6	40	3
Loss for the period from continuing operations	58	¥ 426	¥ (4,433)
Total assets	807			5,864	1,674
Total liabilities	$ 1,871			¥ 13,598	¥ 18,527